Business Combination - Schedule of Consolidated Statement of Operations (Details) - Acquisition of Beijing Jingshi [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Consolidated Statement of Operations [Line Items]
Net revenue	$ 512,156
Net loss	$ (131,838)